October 3, 2001

                         THE DREYFUS/LAUREL FUNDS TRUST-
                      DREYFUS PREMIER MANAGED INCOME FUND

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2001

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "THE FUND. - MANAGEMENT"

      Investment decisions for the fund are made by a committee of portfolio managers. No individual committee member is primarily responsible for making these investments decisions. The committee also comprises the Standish Fixed Income Team of Standish Mellon Asset Management LLC, which is an indirect wholly owned subsidiary of Mellon Financial Corporation. The portfolio managers comprising the committee are identified in the Statement of Additional Information.

                                                                       349s1001


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                                                               October 3, 2001

                        THE DREYFUS/LAUREL FUNDS TRUST -
                       DREYFUS PREMIER MANAGED INCOME FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT ARRANGEMENTS:"

      The Fund's portfolio managers, who comprise the Standish Fixed Income Team, are Caleb F. Aldrich, David Hertan and George W. Noyes. Michael L. O'Hara also serves as a backup portfolio manager for the Fund.